CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Share capital [member]	additional paid-in capital [member]	Retained earnings [member]	Other reserves [member]	Treasury shares [member]	Income and expense recognized directly in equity [member]	Cumulative translation adjustment [member]	Equity attributable to owners of CGGVeritas SA [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014		$ 2,746.2		$ 92.8	$ 3,180.4	$ (592.4)	$ 64.7	$ (20.6)	$ (7.6)	$ (24.3)	$ 2,693.0	$ 53.2
Beginning balance shares at Dec. 31, 2014	[1]	5,533,287
Net gain (loss) on actuarial changes on pension plan		$ (3.3)				(3.3)					(3.3)
Net gain (loss) on cash flow hedges		0.7							0.7		0.7
Net gain (loss) on available-for-sale financial assets		(0.7)							(0.7)		(0.7)
Exchange differences on foreign currency translation		(16.8)							0.7	(14.6)	(13.9)	(2.9)
Other comprehensive income		(20.1)				(3.3)			0.7	(14.6)	(17.2)	(2.9)
Net income		(1,446.2)				(1,450.2)					(1,450.2)	4.0
Comprehensive income		(1,466.3)				(1,453.5)			0.7	(14.6)	(1,467.4)	1.1
Dividends		(7.5)										(7.5)
Cost of share-based payment		3.2				3.2					3.2
Exchange differences on foreign currency translation generated by the parent company		73.3					73.3				73.3
Public exchange offer of convertible bonds, net of tax		8.5				8.5					8.5
Transfer to retained earnings of the parent company					(1,770.4)	1,770.4
Changes in consolidation scope and other		1.0				(4.7)			6.3		1.6	(0.6)
Ending balance at Dec. 31, 2015		$ 1,358.4	[2]	92.8	1,410.0	(268.5)	138.0	(20.6)	(0.6)	(38.9)	1,312.2	46.2
Ending balance shares at Dec. 31, 2015	[1],[3]	5,533,287
Net gain (loss) on actuarial changes on pension plan		$ (6.6)				(6.6)					(6.6)
Net gain (loss) on cash flow hedges		(0.2)							(0.2)		(0.2)
Exchange differences on foreign currency translation		(17.7)								(15.2)	(15.2)	(2.5)
Other comprehensive income		(24.5)				(6.6)			(0.2)	(15.2)	(22.0)	(2.5)
Net income		(576.6)				(573.4)					(573.4)	(3.2)
Comprehensive income		(601.1)				(580.0)			(0.2)	(15.2)	(595.4)	(5.7)
Capital increase		$ 368.0		231.6	135.9			0.5			368.0
Capital increase, shares	[3]	16,599,862
Share capital reduction (see note15)				(304.1)	304.1
Dividends		$ (4.4)										(4.4)
Cost of share-based payment		2.6				2.6					2.6
Exchange differences on foreign currency translation generated by the parent company		33.1					33.1				33.1
Changes in consolidation scope and other		0.2				0.2					0.2
Ending balance at Dec. 31, 2016		$ 1,156.8	[2]	20.3	1,850.0	(845.7)	171.1	(20.1)	(0.8)	(54.1)	1,120.7	36.1
Ending balance shares at Dec. 31, 2016	[3]	22,133,149
Net gain (loss) on actuarial changes on pension plan		$ 5.2				5.2					5.2
Exchange differences on foreign currency translation		12.9								10.8	10.8	2.1
Other comprehensive income		18.1				5.2				10.8	16.0	2.1
Net income		(514.1)				(514.9)					(514.9)	0.8
Comprehensive income		(496.0)				(509.7)				10.8	(498.9)	2.9
Cost of share-based payment		1.0				1.0					1.0
Exchange differences on foreign currency translation generated by the parent company		(133.5)					(133.5)				(133.5)
Changes in consolidation scope and other		(0.2)				(0.2)					(0.2)
Ending balance at Dec. 31, 2017		$ 528.1	[2]	$ 20.3	$ 1,850.0	$ (1,354.6)	$ 37.6	$ (20.1)	$ (0.8)	$ (43.3)	$ 489.1	$ 39.0
Ending balance shares at Dec. 31, 2017		22,133,149

[1]	Number of shares as of January 1, 2015 and December 31, 2015 has been restated to reflect the 32-for-one stock split on July 20, 2016
[2]	On completion of the financial restructuring on February 21, 2018, equity was increased by c. US$2.05 billion including a c.US$0.75 billion positive net income impact arising mainly from the equitization of unsecured senior debt. See note 2.
[3]	Number of shares as of January 1, 2016 and capital increase have been restated to reflect the 32-for-one stock split on July 20, 2016.